Supplement dated November 17, 2025

to the Prospectus dated May 1, 2012, as supplemented, for:

Panorama Passage®

Issued by Massachusetts Mutual Life Insurance Company in New York

and C.M. Life Insurance Company in all other states

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement amends certain information in the above-referenced prospectuses:

Fund Additions

Beginning November 17, 2025, the following funds are available as investment options under your contract. Information about the new funds is below:

Fund and Adviser/Sub-Adviser
MML Invesco Discovery Large Cap Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.
MML Invesco Discovery Mid Cap Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.
MML Fundamental Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.

Fund Name Changes and Sub-Adviser Change

Effective November 14, 2025, the following fund was renamed and the following fund sub-adviser change occured:

Current Fund Name	New Fund Name
MML Total Return Bond Fund Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC	MML VIP Fidelity Institutional AM® Core Plus Bond Fund Adviser: MML Investment Advisers, LLC Sub-Adviser: FIAM LLC

Effective November 14, 2025, the following funds were renamed:

Current Fund Name	New Fund Name
MML Large Cap Growth Fund	MML VIP Loomis Sayles Large Cap Growth Fund
MML Mid Cap Value Fund	MML VIP American Century Mid Cap Value Fund
MML Small Cap Equity Fund	MML VIP Invesco Small Cap Equity Fund

If you have questions about this supplement, or other product questions, you may contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Service Center at (800) 272-2216, 8 a.m.–8 p.m. Eastern Time.

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.MassMutual.com.

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